Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net (loss)/income attributable to the Company	$ (162,861)	$ (102,397)
Carrying amount of investments	82,999		$ 76,479
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	145,741	152,714
Net (loss)/income attributable to the Company	67,263	57,344
Dividends declared	(45,385)	(84,103)
Other comprehensive (loss)/income	(8,544)	820
Closing net assets after non-controlling interests	159,075	126,775
Group's share of net assets	79,538	63,387
Goodwill	3,000	3,078
Carrying amount of investments	$ 82,538	66,465	$ 75,999
HBYS
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests		119,424
Net (loss)/income attributable to the Company		28,576
Dividends declared		(46,538)
Other comprehensive (loss)/income		1,388
Closing net assets after non-controlling interests		102,850
Group's share of net assets		51,425
Carrying amount of investments		$ 51,425